FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 02, 2013	Apr. 03, 2012	Jun. 30, 2011	Oct. 16, 2009
Debt and interest
Repayments	$ (375)	$ (7)
Current borrowings and current portion of non-current borrowings	(13)	(15)
Non-current portion of non-current borrowings	4,769	5,135
5.7% notes
Debt and interest
Borrowings, beginning balance	843	842
Proceeds	0	0
Repayments	0	0
Amortization and other	1	1
Borrowings, ending balance	844	843
Borrowings details
Notional amount	850	850				$ 850
Borrowings, interest rate (as percent)						5.70%
5.25% Notes
Debt and interest
Borrowings, beginning balance	744	744
Proceeds	0	0
Repayments	(375)	0
Amortization and other	3	0
Borrowings, ending balance	372	744
Borrowings details
Notional amount	$ 375	750			$ 750
Borrowings, interest rate (as percent)	5.25%				5.25%
5.80% notes
Debt and interest
Borrowings, beginning balance	$ 395	395
Proceeds	0	0
Repayments	0	0
Amortization and other	1	0
Borrowings, ending balance	396	395
Borrowings details
Notional amount	$ 400	400
Borrowings, interest rate (as percent)	5.80%
6.35% notes
Debt and interest
Borrowings, beginning balance	$ 594	594
Proceeds	0	0
Repayments	0	0
Amortization and other	1	0
Borrowings, ending balance	595	594
Borrowings details
Notional amount	$ 600	600
Borrowings, interest rate (as percent)	6.35%
Other fixed rate notes
Debt and interest
Borrowings, beginning balance	$ 1,082	1,081
Proceeds	0	0
Repayments	0	0
Amortization and other	1	1
Borrowings, ending balance	1,083	1,082
BNAF notes due 2038
Debt and interest
Borrowings, beginning balance	250
Borrowings, ending balance	250	250
BPADF notes due 2039 [Member]
Debt and interest
Borrowings, beginning balance	850
Borrowings, ending balance	850	850
Borrowings details
Notional amount							$ 850
Borrowings, interest rate (as percent)							5.95%
Capital leases
Debt and interest
Borrowings, beginning balance	68	66
Proceeds	0	0
Repayments	(20)	(20)
Amortization and other	22	22
Borrowings, ending balance	70	68
Borrowings details
Current lease liabilities	13	15
Nevada Gold Mines capital leases [Member]
Borrowings details
Lease liabilities	17	18
Loulo-Gounkoto capital leases [Member]
Borrowings details
Lease liabilities	24	25
Veladero capital leases [Member]
Borrowings details
Lease liabilities	9	2
Lumwana capital leases [Member]
Borrowings details
Lease liabilities	4	6
Hemlo capital leases [Member]
Borrowings details
Lease liabilities	2	4
Pascua-Lama capital leases [Member]
Borrowings details
Lease liabilities	2	2
Tongon capital leases [Member]
Borrowings details
Lease liabilities	2	4
Other debt obligations
Debt and interest
Borrowings, beginning balance	581	590
Proceeds	0	0
Repayments	0	(7)
Amortization and other	(3)	(2)
Borrowings, ending balance	578	581
5.75% notes
Debt and interest
Borrowings, beginning balance	843	843
Proceeds	0	0
Repayments	0	0
Amortization and other	1	0
Borrowings, ending balance	844	843
Borrowings details
Notional amount	850	850		$ 850
Borrowings, interest rate (as percent)				5.75%
Total notes and leases [Member]
Debt and interest
Borrowings, beginning balance	5,150	5,155
Proceeds	0	0
Less: Proceeds from current borrowings	0	0
Proceeds from non-current borrowings	0	0
Repayments	(395)	(27)
Less: Repayments of current borrowings	0	0
Repayments of non-current borrowings	(395)	(27)
Amortization and other	27	22
Borrowings, ending balance	4,782	5,150
Current borrowings and current portion of non-current borrowings	(13)	(15)	$ (20)
Non-current portion of non-current borrowings	$ 4,769	$ 5,135	$ 5,135